Putnam Investments
One Post Office Square
Boston, MA 02109
February 2, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam California Tax Exempt Income Fund (Reg. No. 2-81011) (811-03630) (the “Fund”)
Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 44 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 26, 2016.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

PUTNAM CALIFORNIA TAX EXEMPT
INCOME FUND

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: Ropes & Gray LLP